Restructuring	12 Months Ended
Dec. 31, 2019
Restructuring [Abstract]
Restructuring
Note 4:	Restructuring

Restructuring Programs 2014 to 2016

The Company announced restructuring programs in 2014 and 2016 impacting the Industrial Technologies and Services, Precision and Science Technologies and High Pressure Solutions segments.  These programs were substantially completed as of December 31, 2017. Through December 31, 2017, $48.0 million had been charged to expense through “Other operating expense, net” in the Consolidated Statements of Operations ($43.9 million for Industrial Technologies and Services, $3.2 million for Precision and Science Technologies and $0.9 million for High Pressure Solutions).  The Company does not anticipate any material future expense related to these restructuring programs and any remaining liabilities will be paid as contractually obligated.

As of December 31, 2018, a restructuring reserve of $1.3 million related to these programs was included in “Accrued liabilities” and a restructuring reserve of $0.1 million was included in “Other liabilities” in the Consolidated Balance Sheets.  As of December 31, 2019, there were no remaining restructuring reserves related to these programs in the Consolidated Balance Sheets.

Restructuring Program 2018 to 2019

In the third quarter of 2018, the Company announced a restructuring program that primarily involved workforce reductions and facility consolidation. This restructuring program was substantially completed as of December 31, 2019.  Through December 31, 2019, $26.5 million was charged to expense through ‘‘Other operating expense, net’’ in the Consolidated Statements of Operations ($19.5 million for Industrial Technologies and Services, $3.4 million for High Pressure Solutions, $2.5 million for Precision Science and Technologies and $1.1 million for Corporate).  Additionally, $3.3 million of non-cash asset write-offs in the High Pressure Solutions segment were charged to expense through ‘‘Other operating expense, net’’ in the Consolidated Statements of Operations.  The Company does not anticipate any material future expense related to this restructuring program and any remaining liabilities will be paid as contractually obligated.

The following table summarizes the activity associated with the Company’s restructuring programs for the years ended December 31, 2018 and 2019, respectively.

Balance as of December 31, 2017	$—
Charged to expense - termination benefits	11.5
Charged to expense - other	1.2
Payments	(4.1)
Other, net	0.2
Balance as of December 31, 2018	$8.8
Charged to expense - termination benefits	10.8
Charged to expense - other	3.0
Payments	(17.8)
Other, net	0.2
Balance as of December 31, 2019	$5.0

The restructuring reserve related to these programs was $5.0 million and $8.8 million as of December 31, 2019 and 2018, respectively, and recorded in “Accrued liabilities” in the Consolidated Balance Sheets.